Investment Strategy - HAWAIIAN TAX-FREE TRUST	Jul. 29, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, at least 80% of the Trust’s assets will be invested in municipal obligations that pay interest exempt, in the opinion of bond counsel, from Hawaii State and regular Federal income taxes. In general, almost all of these obligations are issued by the State of Hawaii, its counties and various other local authorities; these obligations may also include certain other governmental issuers. We call these “Hawaiian Obligations.” These securities may include participation or other interests in municipal securities and variable rate demand notes. Some Hawaiian Obligations, such as general obligation issues, are backed by the issuer’s taxing authority, while other Hawaiian Obligations, such as revenue bonds, are backed only by revenues from certain facilities or other sources and not by the issuer itself. These obligations can be of any maturity. The Trust normally expects to maintain a weighted average maturity of between 5 and 20 years. The Trust is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”), which means it may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund.

At the time of purchase, the Trust’s Hawaiian Obligations must be of investment grade quality. This means that they must either

●	be rated within the four highest credit ratings assigned by nationally recognized statistical rating organizations or,

●	if unrated, be determined to be of comparable quality by the Trust’s investment adviser, Asset Management Group of Bank of Hawaii (the “Adviser”).

The Adviser selects obligations for the Trust’s portfolio in order to achieve the Trust’s objective by considering various characteristics including quality, maturity and coupon rate.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Trust’s assets will be invested in municipal obligations that pay interest exempt, in the opinion of bond counsel, from Hawaii State and regular Federal income taxes.